PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Summary of prepayments

USDm	2023	2022	2021
Prepaid insurance payments	—	—	0.8
Prepaid operating expenses	1.2	—	—
Prepaid bareboat hire	0.8	3.0	0.4
Prepaid customer contract assets	2.5	3.0	2.0
Other prepayments	10.7	4.4	2.4
Balance as of December 31	15.2	10.4	5.6